UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [ X ]; Amendment Number:  _1_
  This Amendment (Check only one.):[  ] is a restatement.
                                   [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      AXA
Address:   25, avenue Matignon
           75008 Paris France

13F File Number:  28-3570

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Alvin H. Fenichel
Title:  Attorney-in-Fact
Phone:  (212) 314-4094

Signature, Place, and Date of Signing:


 /s/ Alvin H. Fenichel        New York, NY                  March 11, 2008
--------------------------    --------------------         --------------------
 [Signature]                   [City, State]                [Date]

(Please direct all questions to Dean Dubovy,     (212) 314-5528

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     9

Form 13F Information Table Entry Total:            8,004

Form 13F Information Table Value Total:     $355,448,996 (Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


 01  ALLIANCEBERNSTEIN L.P. (28-10562)
 02  AXA ASSURANCES I.A.R.D. MUTUELLE (28-3636) and AXA ASSURANCES VIE
         MUTUELLE (28-3638)(collectively, the "Mutuelles AXA"), as a group 03 AXA FINANCIAL, INC. (28-3344)
 04  AXA ROSENBERG INVESTMENT MANAGEMENT LLC  (28-1734)
 05  AXA EQUITABLE LIFE INSURANCE COMPANY (formerly known as The Equitable
          Life Assurance Society of the United States) (28-42)
 09  MONY LIFE INSURANCE COMPANY
 10  WINTERTHUR SWISS INSURANCE CO (28-11359)and WINTERTHUR LIFE (28-11360)


On December 2, 2005, Boston Advisors, Inc. (13F File No. 28-7196), Advest, Inc. (13F File No. 28-4159), and Independent Portfolio Consultants (13F File No. 28-11449) were sold to Merrill Lynch. Information on 13F securities held by these companies appears in AXA's Forms 13F-HR for the periods ending from September 30, 2004 through and including September 30, 2005.



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
FORM 13F INFORMATION TABLE
            ITEM 1             ITEM 2  ITEM 3    ITEM 4    ITEM 5         ITEM 6         ITEM 7                  ITEM 8

                               TITLE              FAIR   SHARES OR INVESTMENT DISCRETION                VOTING AUTHORITY (SHARES)
                                 OF    CUSIP     MARKET  PRINCIPAL   (A)    (B)    (C)                  (A)        (B)       (C)
        Name of Issuer         CLASS   NUMBER     VALUE    AMOUNT   SOLE DEFINED OTHER     Managers     SOLE      SHARED     NONE
iShares COMEX Gold Trust        ISH  464285105    4278.64     58110          X            05 02 03      58110         0         0
iShares MSCI Australia Index Fu MSC  464286103     286.57      9020          X            05 02 03       9020         0         0
iShares MSCI Canada Index Fund  MSC  464286509    1282.04     39170          X            05 02 03      39170         0         0
iShares MSCI Pacific ex-Japan I MSC  464286665    9816.69     59030          X            05 02 03      59030         0         0
iShares MSCI Singapore Index Fu MSC  464286673    1885.40    127220          X            05 02 03     127220         0         0
iShares MSCI United Kingdom Ind MSC  464286699     277.11     10770          X            05 02 03      10770         0         0
iShares MSCI France Index Fund  MSC  464286707     126.53      3290          X            05 02 03       3290         0         0
iShares MSCI Spain Index Fund   MSC  464286764     115.52      1900          X            05 02 03       1900         0         0
iShares MSCI Germany Index Fund MSC  464286806     134.86      3900          X            05 02 03       3900         0         0
iShares MSCI Japan Index Fund   MSC  464286848   14556.68   1015110          X            05 02 03    1015110         0         0
iShares MSCI Hong Kong Index Fu MSC  464286871    1726.77     82110          X            05 02 03      82110         0         0
iShares S&P 100 Index Fund      S&P  464287101    4416.15     61747          X            05 02 03      61747         0         0
iShares Morningstar Large Growt LRG  464287119    2515.72     34690          X            05 02 03      34690         0         0
iShares Morningstar Large Core  LRG  464287127    8048.86     98856          X            05 02 03      98856         0         0
iShares NYSE 100 Index Fund     NYS  464287135    4796.96     59902          X            05 02 03      59902         0         0
iShares FTSE/Xinhua China 25 In FTS  464287184    1438.20      7990          X            05 02 03       7990         0         0
iShares S&P 500 Index Fund      S&P  464287200   10235.23     66910          X            05 02 03      66910         0         0
iShares MSCI Emerging Markets I MSC  464287234    6359.10     42550          X            05 02 03      42550         0         0
iShares S&P 500 Growth Index Fu S&P  464287309   38833.15    545716          X            05 02 03     545716         0         0
iShares S&P Global Energy Secto S&P  464287341    4328.94     31360          X            05 02 03      31360         0         0
iShares S&P GSSI Natural Resour S&P  464287374   12064.58     93720          X            05 02 03      93720         0         0
iShares S&P Latin America 40 In S&P  464287390    3615.26     14970          X            05 02 03      14970         0         0
iShares S&P 500 Value Index Fun S&P  464287408     893.45     10968          X            05 02 03      10968         0         0
iShares MSCI EAFE Index Fund    MSC  464287465   52183.67    631840          X            05 02 03     631840         0         0
iShares Russell Midcap Value In RUS  464287473   92457.16    611085          X            05 02 03     611085         0         0
iShares Russell Midcap Growth I RUS  464287481    4446.28     38297          X            05 02 03      38297         0         0
iShares Russell Midcap Index Fu RUS  464287499   15279.57    141229          X            05 02 03     141229         0         0
iShares S&P MidCap 400 Index Fu S&P  464287507   10266.19    116595          X            05 02 03     116595         0         0
iShares Cohen & Steers Realty M COH  464287564    3329.24     35710          X            05 02 03      35710         0         0
iShares Russell 1000 Value Inde RUS  464287598     985.51     11466          X            05 02 03      11466         0         0
iShares S&P MidCap 400 Growth I S&P  464287606    2487.88     27454          X            05 02 03      27454         0         0
iShares Russell 1000 Growth Ind RUS  464287614   43662.68    707317          X            05 02 03     707317         0         0
iShares Russell 1000 Index Fund RUS  464287622    6473.38     78049          X            05 02 03      78049         0         0
iShares S&P MidCap 400/BARRA Va S&P  464287705   29108.47    346282          X            05 02 03     346282         0         0
iShares S&P Europe 350 Index Fu S&P  464287861   68972.69    578630          X            05 02 03     578630         0         0
iShares Morningstar Large Value LAR  464288109     341.47      3907          X            05 02 03       3907         0         0
iShares Morningstar Mid Core In MID  464288208    9974.65    112976          X            05 02 03     112976         0         0
iShares Morningstar Mid Growth  MID  464288307    2373.54     23540          X            05 02 03      23540         0         0
iShares Morningstar Mid Value I MID  464288406   24087.62    280807          X            05 02 03     280807         0         0
iShares MSCI EAFE Value Index F MSC  464288877   13441.49    171930          X            05 02 03     171930         0         0
iShares MSCI EAFE Growth Index  MSC  464288885   16512.03    207960          X            05 02 03     207960         0         0
iShares Silver Trust            ISH  46428Q109    1177.59      8610          X            05 02 03       8610         0         0

GRAND TOTAL                                     529593.52


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